Segregated funds (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Summary of Segregated Funds Net Assets	Segregated funds net assets

	As at

(Millions of Canadian dollars)	October 31 2022	October 31 2021
Cash	$39	$40
Investment in mutual funds	2,598	2,625
Other assets (liabilities), net	1	1
	$2,638	$2,666

Changes in Segregated Funds Net Assets
Changes in net assets

	For the year ended

(Millions of Canadian dollars)	October 31 2022	October 31 2021
Net assets at beginning of period	$2,666	$1,922
Additions (deductions):
Deposits from policyholders	859	975
Net realized and unrealized gains (losses)	(301)	381
Interest and dividends	56	51
Payment to policyholders	(573)	(604)
Management and administrative fees	(69)	(59)
Net assets at end of period	$2,638	$2,666